                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4018

                      (Investment Company Act File Number)

                           Federated High Yield Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/28/07

              Date of Reporting Period:  Six months ended 8/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL SHAREHOLDER REPORT

August 31, 2006

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended February 28 or 29,
	8/31/2006		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$5.97		$6.23	$6.04		$5.43	$5.81	$7.02
Income From Investment Operations:
Net investment income	0.22		0.44	0.49		0.48	0.52	0.66 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.06)		(0.24)	0.19		0.61	(0.38)	(1.20)
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.20	0.68		1.09	0.14	(0.54)
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)	(0.49)		(0.48)	(0.52)	(0.67)
Net Asset Value, End of Period	$5.91		$5.97	$6.23		$6.04	$5.43	$5.81
Total Return [2]	2.81%		3.48%	11.74	% [3]	20.68%	2.73%	(7.84)%

Ratios to Average Net Assets:
Net expenses	0.96	% [4]	0.97%	0.94%		0.96%	0.95%	0.91%
Net investment income	7.32	% [4]	7.45%	7.46%		7.71%	9.08%	10.59%
Expense waiver/reimbursement [5]	0.25	% [4]	0.23%	0.28%		0.20%	0.22%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,712		$289,577	$409,355		$497,313	$519,838	$531,559
Portfolio turnover	14%		28%	48%		68%	64%	59%
Redemption fees consisted of the following per share amounts	$0.00	[6]	$0.01	$0.00	[6]	--	--	--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year, if any, are not annualized.

3 During the period ended February 28, 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.34% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 to August 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2006	Ending Account Value 8/31/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,028.10	$4.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.37	$4.89

1 Expenses are equal to the Fund's annualized net expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At August 31, 2006, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media - Non-cable	10.2%
Health Care	6.9%
Automotive	5.7%
Industrial - Other	5.7%
Utility - Natural Gas	5.5%
Gaming	5.5%
Consumer Products	5.5%
Chemicals	5.4%
Food & Beverage	4.8%
Technology	3.9%
Utility - Electric	3.9%
Wireline Communications	3.3%
Media - Cable	2.9%
Wireless Communications	2.9%
Packaging	2.6%
Other [2]	20.4%
Cash Equivalents [3]	3.0%
Other Assets and Liabilities--Net [4]	1.9%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2006 (unaudited)

Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--93.8%
		Aerospace/Defense--1.6%
$575,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$560,625
775,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	542
675,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	659,812
550,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	550,000
1,000,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	965,000
850,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	807,500
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	556,313
		TOTAL	4,099,792
		Automotive--5.7%
675,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	696,937
1,225,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	934,062
1,000,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	790,000
3,075,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	2,941,849
400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	418,326
1,900,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,873,225
2,325,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,356,234
975,000		General Motors Corp., Bond, Series EMTN, 8.375%, 7/5/2033	1,069,310
875,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	864,063
625,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	378,125
125,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	122,188
275,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	294,938
775,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	846,688
525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	526,313
900,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	882,000
		TOTAL	14,994,258
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Building Materials--2.1%
$425,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	$419,687
825,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	849,750
341,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.32938%, 6/15/2012	341,853
750,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	706,875
375,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	378,750
1,425,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	1,161,375
550,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	371,250
550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	514,250
200,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	201,000
725,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	697,813
		TOTAL	5,642,603
		Chemicals--5.2%
525,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	510,562
1,525,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	1,483,062
1,793,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	1,438,882
819,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	891,686
850,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	901,000
1,350,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	1,363,500
684,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	701,100
1,025,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	1,081,375
503,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	547,013
751,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	777,285
1,375,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,423,125
1,175,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	1,182,344
550,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	529,375
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	451,431
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	329,841
		TOTAL	13,611,581
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Construction Machinery--0.3%
$875,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	$931,875
5,525,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
		TOTAL	931,875
		Consumer Products--5.5%
1,150,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	928,625
1,075,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	1,118,000
250,000	[1,2]	American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012	256,250
450,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	448,875
600,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	606,750
500,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	427,500
750,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	708,750
850,000	[1,3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
1,450,000	[1,3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
2,700,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	2,193,750
875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	861,875
575,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	549,125
650,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	689,000
1,125,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,181,250
525,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	532,875
1,625,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	1,267,500
250,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	242,500
530,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	557,825
1,300,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,163,500
650,000	[1,2]	Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	640,250
		TOTAL	14,374,200
		Diversified Manufacturing--0.2%
525,000	[1,2]	Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014	535,500
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--1.8%
$625,000	[1,2]	Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016	$601,562
1,000,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	947,500
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	380,625
250,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	238,750
400,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	417,000
925,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	918,159
500,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	480,000
400,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	406,000
450,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	455,625
		TOTAL	4,845,221
		Entertainment--2.0%
525,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	539,437
375,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	390,000
1,725,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,354,125
650,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.81813%, 4/1/2012	650,000
900,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	958,500
1,300,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	1,413,750
		TOTAL	5,305,812
		Environmental--0.7%
1,350,000	[1,2]	Allied Waste North America, Inc., Note, 7.125%, 5/15/2016	1,319,625
488,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	551,440
		TOTAL	1,871,065
		Financial Institutions--0.4%
1,025,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	1,030,125
		Food & Beverage--4.6%
1,800,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,570,500
544,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	550,800
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Food & Beverage--continued
$675,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	$688,500
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	681,750
550,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	559,625
1,550,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	1,480,250
425,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	325,125
900,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	882,000
1,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,101,875
925,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	938,875
600,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	606,000
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,254,250
1,300,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	1,335,750
		TOTAL	11,975,300
		Gaming--5.5%
850,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	697,000
950,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	1,001,062
1,000,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	1,052,500
350,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	338,625
575,000	[1,2]	Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	577,156
800,000		Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	860,000
1,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,101,000
800,000		MGM Mirage, Sr. Note, 6.625%, 7/15/2015	757,000
1,000,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	1,056,250
200,000	[1,2]	MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012	202,500
475,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	446,830
2,000,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	2,080,000
900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	942,750
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Gaming--continued
$950,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	$1,004,625
225,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	227,531
925,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	889,156
700,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	725,375
575,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	593,688
		TOTAL	14,553,048
		Health Care--6.9%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	561,750
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	881,875
1,700,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	1,806,250
525,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	490,875
2,950,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	2,138,750
775,000	[1,2]	CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	794,375
775,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	809,875
1,150,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,142,812
1,125,000		HCA, Inc., Note, 8.75%, 9/1/2010	1,136,250
725,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	578,188
1,575,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	1,323,000
1,225,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	937,125
825,000	[1,2]	National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	853,875
975,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	937,219
600,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	582,000
575,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	572,125
725,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	706,875
450,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	445,500
900,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	913,500
425,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	437,219
		TOTAL	18,049,438
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrial - Other--5.6%
$1,375,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	$1,350,937
525,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	481,687
600,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	651,000
1,475,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	1,664,065
675,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	712,125
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	728,625
575,000	[1,2]	Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	582,188
1,450,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,352,125
504,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	551,880
1,275,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	1,383,375
900,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	949,500
875,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	853,125
1,114,240		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	1,175,523
725,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	712,313
950,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	969,000
550,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	544,500
		TOTAL	14,661,968
		Lodging--1.8%
575,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	549,125
1,500,000	[1,2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,575,000
800,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	772,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	414,375
500,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	538,750
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	276,693
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	661,438
		TOTAL	4,787,381
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Cable--2.8%
$252,000		CCH I Holdings LLC, Sr. Disc. Note, 9.92%, 4/1/2014	$165,690
584,000		CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015	521,220
900,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	914,625
1,050,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	1,072,312
2,050,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	2,085,875
1,275,000	[1,2]	Kabel Deutschland GMBH Industrial, Company Guarantee, Series 144A, 10.75%, 7/1/2014	1,817,231
500,000	[1,2]	Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015	462,500
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	211,781
		TOTAL	7,251,234
		Media - Non-Cable--10.2%
275,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	288,750
875,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	916,562
985,198		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	940,864
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	402,000
825,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	825,000
1,175,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	1,157,375
325,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	320,125
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	94,000
1,170,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	1,234,350
2,134,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,302,052
325,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	272,187
1,325,000		Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011	1,293,531
700,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	589,750
2,650,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	2,759,313
1,150,000	[1,2]	Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	793,500
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$675,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	$685,125
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	918,938
400,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	377,000
950,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	705,375
525,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	481,688
325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014	334,344
825,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	843,563
350,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	348,250
350,000		R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	385,000
800,000		R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	722,000
450,000		R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	406,125
850,000		R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016	841,500
850,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	950,938
350,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	336,875
550,000		Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013	525,250
800,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	808,595
1,150,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014	1,478,847
1,200,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	1,134,000
459,485		Ziff Davis Media, Inc., Company Guarantee, Series, 12.00%, 8/12/2009	271,096
		TOTAL	26,743,868
		Metals & Mining--0.6%
925,000	[1,2]	Novelis, Inc., Sr. Note, 8.00%, 2/15/2015	883,375
550,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	587,125
		TOTAL	1,470,500
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Packaging--2.6%
$825,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$796,125
1,125,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	1,231,875
1,050,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	1,013,250
1,075,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,085,750
775,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	817,625
1,475,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	1,482,375
400,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	400,000
411,058	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	114,356
		TOTAL	6,941,356
		Paper--2.4%
725,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	663,375
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,363,500
570,048	[1,2]	JSG Holding PLC, Sr. Note, 11.50%, 10/1/2015	752,226
700,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	666,750
725,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	760,344
900,000		Mercer International, Inc., 9.25%, 2/15/2013	810,000
1,100,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,141,250
375,000		Tembec Industries, Inc., 8.50%, 2/1/2011	194,063
		TOTAL	6,351,508
		Restaurants--0.7%
400,000	[1,2]	Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	374,000
525,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	589,312
825,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	783,750
		TOTAL	1,747,062
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Retailers--1.5%
$250,000	[1,2]	AutoNation, Inc., Floating Rate Note - Sr. Note, 7.50688%, 4/15/2013	$252,500
250,000	[1,2]	AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014	247,812
1,200,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,218,000
1,191,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	1,167,180
375,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	360,000
693,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	803,387
		TOTAL	4,048,879
		Services--1.3%
325,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	348,562
925,000	[1,2]	Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	920,375
625,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	657,031
875,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	875,000
650,000	[1,2]	Payment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014	661,375
		TOTAL	3,462,343
		Technology--3.9%
575,000	[1,2]	Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	541,937
475,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	415,625
700,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	724,500
475,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	306,375
525,000	[1,2]	SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	538,125
825,000	[1,2]	SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	866,250
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 11.00813%, 4/1/2012	446,793
1,250,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	1,296,875
875,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	897,969
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Technology--continued
$475,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	$508,250
1,425,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	1,539,000
1,450,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	1,573,250
350,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	348,284
275,000		Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017	277,063
		TOTAL	10,280,296
		Textile--0.3%
675,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	693,563
		Tobacco--0.5%
1,225,000	[1,2]	Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	1,283,595
		Transportation--1.5%
4,950,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049	0
725,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	755,813
1,150,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	1,244,875
175,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	165,375
1,600,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,712,000
3,125,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011	0
		TOTAL	3,878,063
		Utility - Electric--3.9%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	251,875
225,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	232,312
1,350,000	[1,2]	Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,356,750
725,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	744,937
400,308	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	396,067
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Electric--continued
$325,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	$321,750
1,500,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,481,250
125,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	128,715
1,072,000		Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013	1,173,924
375,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	372,561
475,000	[1,2]	Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	488,214
300,000		Northwestern Corp., Note, 5.875%, 11/1/2014	299,444
1,850,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	2,007,250
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	618,573
275,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	275,344
		TOTAL	10,148,966
		Utility - Natural Gas--5.5%
575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	562,062
875,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	881,562
1,950,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	1,989,000
1,350,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,252,125
775,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	738,188
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	196,500
750,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	761,250
825,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	843,563
800,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	793,068
200,000	[1,2]	Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	197,250
1,500,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,697,499
850,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	883,569
250,000	[1,2]	Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016	244,688
Principal Amount, or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$925,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	$1,030,219
2,475,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,524,500
		TOTAL	14,595,043
		Wireless Communications--2.9%
300,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.25813%, 1/1/2013	311,250
700,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	701,750
1,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,309,375
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,416,999
1,575,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	1,551,375
300,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.45438%, 12/15/2010	308,625
150,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	155,438
125,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	131,250
575,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	603,750
925,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	1,023,301
		TOTAL	7,513,113
		Wireline Communications--3.3%
1,125,000		AT&T Corp., Sr. Note, 8.00%, 11/15/2031	1,346,741
950,000		Citizens Communications Co., 9.00%, 8/15/2031	1,007,000
1,000,000	[1,2]	Nordic Telephone Co. Holdings APS, Sr. Note, 8.25%, 5/1/2016	1,353,214
3,575,000		Qwest Corp., Note, 8.875%, 3/15/2012	3,887,813
725,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	768,500
350,000	[1,2]	Windstream Corp., Sr. Note, 8.625%, 8/1/2016	371,875
		TOTAL	8,735,143
		TOTAL CORPORATE BONDS (IDENTIFIED COST $264,372,145)	246,413,699
Shares			Value in U.S. Dollars
		COMMON STOCKS--0.6%
		Chemicals--0.2%
395	[3]	General Chemical Industrial Products, Inc.	$265,669
169	[3]	General Chemical Industrial Products, Inc., Warrants	50,119
228	[3]	General Chemical Industrial Products, Inc., Warrants	108,790
		TOTAL	424,578
		Food & Beverage--0.2%
27,755		B&G Foods, Inc.	475,443
		Industrial - Other--0.1%
214,806	[1,3]	ACP Holdings Corp., Warrants	370,540
		Media - Cable--0.1%
12,520		NTL, Inc.	331,655
		Media - Non-Cable--0.0%
1,375	[1,3]	Advanstar, Inc., Warrants	14
2,200	[3]	XM Satellite Radio, Inc., Warrants	13,200
22,000	[3]	Ziff Davis Media, Inc., Warrants	220
		TOTAL	13,434
		Metals & Mining--0.0%
138,395	[3]	Royal Oak Mines, Inc.	2,145
		Other--0.0%
469	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
1,000	[1,3]	Pliant Corp., Warrants	0
45,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.0%
900	[1,3]	MDP Acquisitions PLC, Warrants	13,950
		Wireline Communications--0.0%
16,732	[3]	Viatel Holding (Bermuda) Ltd.	84
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,492,097)	1,631,829
Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--0.7%
		Media - Non-Cable--0.0%
120		Ziff Davis Media, Inc., PIK Pfd., Series E-1	$18,300
		Retailers--0.7%
1,625		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	1,791,562
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,634,750)	1,809,862
		REPURCHASE AGREEMENT--3.0%
$7,925,000		Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)	7,925,000
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $285,423,992) [4]	257,780,390
		OTHER ASSETS AND LIABILITIES - NET -- 1.9%	4,931,450
		TOTAL NET ASSETS--100%	$262,711,840

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $48,513,193, which represented 18.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2006, these liquid restricted securities amounted to $48,014,333, which represented 18.3% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $286,138,357.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $285,423,992)		$257,780,390
Cash		500,870
Cash denominated in foreign currency (identified cost $54)		54
Income receivable		4,945,749
Receivable for investments sold		904,437
Receivable for shares sold		72,502
Receivable for foreign currency exchange contracts		12,239
TOTAL ASSETS		264,216,241
Liabilities:
Payable for investments purchased	$274,691
Payable for shares redeemed	724,134
Payable for foreign currency exchange contracts	438
Income distribution payable	343,083
Payable for shareholder services fee (Note 5)	79,887
Payable for transfer and dividend disbursing agent fees and expenses	53,196
Accrued expenses	28,972
TOTAL LIABILITIES		1,504,401
Net assets for 44,474,165 shares outstanding		$262,711,840
Net Assets Consist of:
Paid-in capital		$573,857,762
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(27,629,753)
Accumulated net realized loss on investments, options and foreign currency transactions		(282,149,553)
Distributions in excess of net investment income		(1,366,616)
TOTAL NET ASSETS		$262,711,840
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($262,711,840 ÷ 44,474,165 shares outstanding), no par value, unlimited shares authorized		$5.91
Redemption proceeds per share (98.00/100 of $5.91) [1]		$5.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2006 (unaudited)

Investment Income:
Dividends			$23,800
Interest (net of foreign taxes withheld of $897)			11,289,799
TOTAL INCOME			11,313,599
Expenses:
Investment adviser fee (Note 5)		$1,024,338
Administrative personnel and services fee (Note 5)		108,647
Custodian fees		9,034
Transfer and dividend disbursing agent fees and expenses		84,755
Directors'/Trustees' fees		7,005
Auditing fees		11,814
Legal fees		4,370
Portfolio accounting fees		48,037
Shareholder services fee (Note 5)		315,149
Share registration costs		14,031
Printing and postage		18,386
Insurance premiums		3,561
Miscellaneous		5,127
TOTAL EXPENSES		1,654,254
Waivers (Note 5):
Waiver of investment adviser fee	$(315,735)
Waiver of administrative personnel and services fee	(4,574)
Waiver of shareholder services fee	(16,180)
TOTAL WAIVERS		(336,489)
Net expenses			1,317,765
Net investment income			9,995,834
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments			983,094
Net realized loss on foreign currency transactions			(231,935)
Net change in unrealized depreciation of investments			(3,142,447)
Net change in unrealized depreciation of translation of assets and liabilities in foreign currency			(140,685)
Net realized and unrealized loss on investments and foreign currency transactions			(2,531,973)
Change in net assets resulting from operations			$7,463,861

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2006	Year Ended 2/28/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,995,834	$23,948,974
Net realized gain (loss) on investments, options and foreign currency transactions	751,159	(2,160,535)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(3,283,132)	(13,396,417)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,463,861	8,392,022
Distributions to Shareholders:
Distributions from net investment income	(10,266,012)	(24,665,841)
Share Transactions:
Proceeds from sale of shares	19,524,900	55,407,924
Net asset value of shares issued to shareholders in payment of distributions declared	8,061,824	18,980,252
Redemption fee proceeds	6,062	280,112
Cost of shares redeemed	(51,655,549)	(178,172,819)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,062,763)	(103,504,531)
Change in net assets	(26,864,914)	(119,778,350)
Net Assets:
Beginning of period	289,576,754	409,355,104
End of period (including distributions in excess of net investment income of $(1,366,616) and $(1,096,438), respectively)	$262,711,840	$289,576,754

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2006 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e. the obligations are subject to the risk of default). The Fund offers one class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that fixed-income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At August 31, 2006, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contract Purchased:
10/05/2006	200,000 Euro Dollars	$ 257,218	$ 256,780	$ (438)
Contract Sold:
10/05/2006	5,325,000 Euro Dollars	$6,849,015	$6,836,776	$12,239
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$11,801

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 214,806
Advanstar, Inc., Warrants	2/14/2001	$ 112,987
CVC Claims Litigation LLC	3/26/1997- 8/19/1997	$4,646,903
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	10/30/1998	$ 788,189
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	4/15/1998	$1,424,403
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Pliant Corp., Warrants	5/25/2000	$ 36,389
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$2,343,135
Russell Stanley Holdings, Inc.	11/9/2001	$ 0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended	Year Ended
	8/31/2006	2/28/2006
Shares sold	3,300,274	9,316,046
Shares issued to shareholders in payment of distributions declared	1,362,811	3,189,801
Shares redeemed	(8,731,193)	(29,717,684)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,068,108)	(17,211,837)

4. FEDERAL TAX INFORMATION

At August 31, 2006, the cost of investments for federal tax purposes was $286,138,357. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $28,357,967. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,725,780 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,083,747.

At February 28, 2006, the Fund had a capital loss carryforward of $272,217,113 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,702,053
2009	$35,176,615
2010	$92,960,310
2011	$94,995,842
2012	$ 36,932,748
2014	$ 4,449,545

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, the Adviser voluntarily waived $315,735 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended August 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended August 31, 2006, the redemption fees for the Fund's shares amounted to $6,062.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended August 31, 2006, FSSC voluntarily waived $16,180 of its fee. For the six months ended August 31, 2006, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2006, were as follows:

Purchases	$37,092,028
Sales	$62,139,636

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED HIGH YIELD TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH YIELD TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        October 17, 2006

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        October 20, 2006